Note 3 - Government Grants (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended			138 Months Ended	147 Months Ended	12 Months Ended	59 Months Ended	71 Months Ended			1 Months Ended	12 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Sep. 30, 2013	Aug. 31, 2013 First NIH Grant [Member]	Aug. 31, 2012 First NIH Grant [Member]	Aug. 31, 2013 First NIH Grant [Member]	Sep. 30, 2013 First NIH Grant [Member]	Dec. 31, 2012 First NIH Grant [Member]	Sep. 30, 2012 Second NIH Grant [Member]	Aug. 31, 2013 Second NIH Grant [Member]	Dec. 31, 2012 Second NIH Grant [Member]	Dec. 31, 2012 NIH Grants [Member]	Dec. 31, 2011 NIH Grants [Member]	Dec. 31, 2010 NIH Grants [Member]	Dec. 31, 2010 QTDP Grant [Member]
Note 3 - Government Grants (Details) [Line Items]
Project Period Covered by Grants																		5 years					1 year
Project Extension Period																	1 year
Grant Award																		$ 20,400,000	$ 20,400,000				$ 1,900,000					$ 244,479
Unused Grant Funds																				773,000	1,600,000			1,400,000
Revenue from Grants	$ 1,004,211	$ 459,566	$ 638,000	$ 705,698	$ 854,063	$ 956,844	$ 1,297,006	$ 1,753,033	$ 893,002	$ 2,242,812	$ 2,197,761	$ 2,657,327	$ 4,899,885	$ 5,185,257	$ 22,969,019	$ 25,211,831						$ 1,900,000			$ 2,657,327	$ 4,899,885	$ 4,940,778